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                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment [  ]; Amendment Number: -----------------
This Amendment: (Check only one:): [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:    Cascade Investment L.L.C.
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Address: 2365 Carillon Point
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         Kirkland, WA 98033
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Form 13F File number:  28-05149
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
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Title: Manager
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Phone: (425) 803-0720
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Signature, Place, and Date of Signing

/s/ Michael Larson             Kirkland, Washington         February 13, 2001
----------------------         --------------------         -----------------
       [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name

     28-05147                 Michael Larson
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     [Repeat as necessary.]